Share capital, Shelf Registration Statement (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr) Offering	Dec. 31, 2019 USD ($) Offering	May 04, 2018 shares
Shelf Registration Statement [Abstract]
Shares authorized under Shelf Registration Statement (in shares) | shares			350,000,000
Gross proceeds received	SFr 116.3	$ 117,500,000
Bottom of Range [Member]
Shelf Registration Statement [Abstract]
Number of additional future public offerings | Offering	1	1
Top of Range [Member]
Shelf Registration Statement [Abstract]
Additional proceeds from Shelf Registration Statement | $		$ 232.5